Fair value of financial instruments - Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Volatility decrease 10 percentage points	$ 325,102	$ 319,311
Volatility increase 10 percentage points	331,801	329,108
Risk-free interest rate decrease 1 percentage point	328,413	323,810
Risk-free interest rate increase 1 percentage point	329,552	324,954
Market interest rate decrease 1 percentage point	336,928	333,154
Market interest rate increase 1 percentage point	321,306	315,973
American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Share price decrease 30%	313,605	303,849
Share price increase 30%	$ 347,245	$ 346,372